Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Interest-bearing Loans and Borrowings

	Year ended December 31
	2018	2019
Convertible loan notes (“Novartis Notes”)	2,039	—
Bank loan	19,446	20,512

At December 31	21,485	20,512

Current	6,838	15,139
Non-current	14,647	5,373